ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2022
ACCOUNTS RECEIVABLE
Schedule of accounts Receivable

	As of December 31,
	2020	2021	2022
	US$	US$	US$

Accounts receivable	103,483	104,193	65,311
Allowance for credit losses	(40,144)	(52,831)	(33,864)
Accounts receivable, net	63,339	51,362	31,447

Schedule of movements in the allowance for credit losses

	For the Years Ended
	December 31,
	2020	2021	2022
	US$	US$	US$
Movement in allowance for credit losses:
Balance at beginning of year	21,810	40,144	52,831
Additional provision	29,114	41,350	43,285
Write-offs	(13,913)	(30,103)	(56,276)
Foreign currency translation adjustments	3,133	1,440	(5,976)
Balance at end of year	40,144	52,831	33,864

Schedule of ageing analysis of accounts receivable

	As of December 31,
	2020	2021	2022
	US$	US$	US$
- Within 3 months	51,224	34,802	21,464
- 3 months to 6 months	16,237	15,207	6,203
- 6 months to 12 months	21,061	19,299	9,554
- Over 1 year	14,961	34,885	28,090
Accounts receivable	103,483	104,193	65,311
Less: allowance for credit losses	(40,144)	(52,831)	(33,864)
Accounts receivable, net	63,339	51,362	31,447